Income Taxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 576,046	$ 442,051
Net operating loss carryforward in the United Arab Emirates	1,891,888
Net operating loss carryforward in Hong Kong		11,274,650
Valuation allowance	(2,467,934)	(11,716,701)
Total net deferred tax assets